Related party transactions (Details) ¥ in Thousands, $ in Thousands	7 Months Ended		12 Months Ended				45 Months Ended
	Oct. 30, 2015 USD ($)	Oct. 30, 2015 CNY (¥)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 CNY (¥)	Mar. 31, 2015 CNY (¥)	Mar. 31, 2014 CNY (¥)	Dec. 31, 2019 CNY (¥)	Mar. 31, 2016 CNY (¥)
Related Party Transaction
Interest expenses			$ 12,099	¥ 78,014	¥ 40,008	¥ 37,994
Amounts due to related parties			8,259		20,802			¥ 53,255
Beijing Jingjing | Rental of properties
Related Party Transaction
Expenses incurred			223	1,440	1,440	1,440
Monthly rental payment				120	120	120
China Bright Group Co. Limited | Raw material purchase
Related Party Transaction
Raw material purchase			5,824	37,556	15,683	14,336
GMHL, Beijing Jingjing and China Bright
Related Party Transaction
Amounts due to related parties			8,259		20,802			¥ 53,255
Golden Meditech (S) Pte Ltd. | Consultancy expenses
Related Party Transaction
Expenses incurred			632	4,078	1,984	¥ 904
Cordlife Group Limited - listed on Singapore Exchange | License fee
Related Party Transaction
Expenses incurred	$ 49	¥ 317	$ 49	¥ 317	¥ 321
Forecast | Beijing Jingjing | Rental of properties
Related Party Transaction
Monthly rental payment							¥ 120